Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 6,105	$ 2,288
Future production costs	(2,486)	(1,108)
Future development/ abandonment costs	(813)	(586)
Undiscounted pre-tax cash flows	2,806	594
Deferred income taxes	(72)
Future net cash flows	2,734	594
Less 10% annual discount factor	(1,304)	(183)
Standardized measure of discounted future net cash flows	$ 1,430	$ 411	$ 832